UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Mutual Funds Services Inc. 1625 Broadway, Suite 2200, Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1 – June 30, 2006

Item 1 – Schedule of Investments.

Schedule of Investments
CornerCap Balanced Fund
Schedule of Investments, June 30, 2006

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (58.6%)

Aerospace & Defense (1.1%)
Goodrich Corp.	4,500	181,305

Auto Components (1.4%)
Johnson Controls, Inc.	2,650	217,883

Beverages (1.3%)
Anheuser-Busch Cos, Inc.	4,500	205,155

Chemicals (1.2%)
PPG Industries, Inc.	2,950	194,700

Commercial Banks (6.6%)
Bank of America Corp.	3,664	176,238
The Bank of New York Co., Inc	5,100	164,220
Comerica, Inc.	3,250	168,968
US Bancorp	6,350	196,088
Wachovia Corp.	3,150	170,352
Washington Mutual, Inc.	3,800	173,204
		1,049,070
Commercial Services & Supplies (3.7%)
Cendant Corp.	11,800	192,222
Convergys Corp. *	10,900	212,550
R.R. Donnelley & Sons Co.	5,650	180,517
		585,289
Communications Equipment (1.5%)
UTStarcom Inc. *	29,850	232,532

Consumer Finance (1.3%)
Countrywide Financial Corp.	5,248	199,844

Containers & Packaging (1.0%)
Owens-Illinois Inc. *	9,300	155,868

Cosmetics & Personal Care (1.2%)
The Estee Lauder Cos, Inc. - Class A	4,800	185,616

Diversified Consumer Services (1.2%)
H&R Block, Inc.	8,150	194,459

Diversified Financial Services (3.6%)
Allied Capital, Inc.	5,650	162,550
Bear Stearns & Co., Inc.	1,600	224,128
Fannie Mae	3,750	180,375
		567,053
Electric Utilities (2.3%)
DTE Energy Co.	4,450	181,293
FirstEnergy Corp.	3,400	184,314
		365,607
Electronic Equipment & Instruments (1.2%)
Diebold Inc.	4,550	184,821

Food & Staples Retailing (1.3%)
Safeway, Inc.	7,800	202,800

Food Products (2.3%)
ConAgra Foods Inc.	9,100	201,201
Sara Lee Corp.	10,150	162,603
		363,804
Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp. *	7,250	122,090

Health Care Providers & Services (3.7%)
Cigna Corp.	2,150	211,797
Quest Diagnostics, Inc.	3,400	203,728
UnitedHealth Group, Inc.	3,622	162,193
		577,718
Industrial Conglomerates (1.2%)
Tyco International Ltd.	7,165	197,038

Insurance (3.6%)
Everest Re Group Ltd. ADR	2,150	186,126
Marsh & McLennan Co., Inc.	6,800	182,852
The St. Paul Travelers Companies, Inc.	4,550	202,839
		571,817
Leisure Equipment & Products (1.0%)
Brunswick Corp.	4,850	161,262

Machinery (2.6%)
Eaton Corp.	2,600	196,040
Timken Co.	6,650	222,841
		418,881
Media (1.2%)
Gannett Co., Inc.	3,400	190,162

Metals & Mining (1.2%)
Alcoa Inc.	5,900	190,924

Oil & Gas (1.4%)
Marathon Oil Corp.	2,621	218,329

Pharmaceuticals (2.2%)
Pfizer, Inc.	7,350	172,505
Wyeth	4,000	177,640
		350,145
Semiconductors & Equipment (2.3%)
Intel Corp.	9,400	178,130
LSI Logic Corp. *	20,450	183,027
		361,157
Telecommunications (2.6%)
BellSouth Corp.	6,000	217,200
Telefonos de Mexico, S.A. de C.V. ADR	9,650	201,009
		418,209
Textiles & Apparel (2.6%)
Jones Apparel Group, Inc.	5,750	182,793
VF Corp.	3,300	224,136
		406,929

TOTAL COMMON STOCKS (IDENTIFIED COST $7,791,660)		9,270,467

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
CORPORATE BONDS (16.7%)
Banks - Money Center (2.5%)
GCB Wells Fargo, 3.125%, 4/01/2009	150,000	140,546
Norwest Financial, 6.25%, 12/15/2007	150,000	151,397
Wells Fargo Financial, 5.50%, 8/01/2012	100,000	98,530
		390,473
Banks - Super Regional (1.1%)
Citigroup Inc., 7.25%, 10/01/2010	165,000	174,478

Chemicals (0.6%)
E.I. du Pont de Nemours & Co., 4.125%, 4/30/2010	100,000	94,812

Finance (1.8%)
General Electric Capital Notes, 5.45%, 1/15/2013	140,000	137,610
International Lease Financial Corp., 5.75%, 10/15/2006	140,000	139,979
		277,589

Household Products (0.6%)
Pepsico, Inc., 5.70%, 11/01/2008	100,000	100,149

Investment Services (3.7%)
Berkshire Hathaway Inc., 4.625%, 10/15/2013	100,000	92,999
Credit Suisse USA, 5.375% , 3/02/2016	250,000	237,824
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	170,000	158,930
Morgan Stanley, 5.05%, 1/21/2011	100,000	96,982
		586,735
Pharmaceuticals (1.0%)
Eli Lilly & Co., 6.00% 3/15/2012	160,000	162,545

Retailers - Other (2.8%)
Home Depot Inc., 4.625%, 8/15/2010	100,000	96,318
Quicksilver Inc., 4.95%, 8/15/2014	200,000	190,216
Wal-Mart Stores, Inc., 6.875%, 8/10/2009	150,000	155,334
		441,868
Securities Broker (1.0%)
Merrill Lynch & Co, Inc., 6.375%, 10/15/2008	150,000	152,151

Telecom - Other (0.9%)
Bell South Telecom, 6.00%, 10/15/2011	150,000	149,849

Wireless Communications (0.7%)
Verizon VA Inc., 4.625%, 3/15/2013	125,000	112,314

TOTAL CORPORATE BONDS (IDENTIFIED COST $2,739,672)		2,642,963

GOVERNMENT BONDS (13.0%)
US Treasury (13.0%)
US Treasury, 3.00%, 2/15/2008	150,000	144,932
US Treasury, 3.375%, 05/15/2007	75,000	74,426
US Treasury, 3.375%, 12/15/2008	100,000	95,969
US Treasury, 3.50%, 11/15/2006	75,000	74,522
US Treasury, 4.00%, 2/15/2014	155,000	143,993
US Treasury, 4.00%, 2/15/2015	170,000	156,652
US Treasury, 4.25%, 8/15/2013	150,000	142,313
US Treasury, 4.875%, 2/15/2012	280,000	276,937
US Treasury, 4.875%, 5/15/2009	100,000	99,320
US Treasury, 5.00%, 2/15/2011	100,000	99,754
US Treasury, 5.00%, 8/15/2011	190,000	189,429
US Treasury, 5.50%, 5/15/2009	200,000	202,023
US Treasury, 5.75%, 8/15/2010	150,000	153,686
US Treasury, 6.125%, 8/15/2007	100,000	100,902
US Treasury, 6.50%, 10/15/2006	100,000	100,328
		2,055,186

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $2,096,522)		2,055,186

US GOVERNMENT AGENCY SECURITIES (5.5%)
US GOVERNMENT AGENCY SECURITIES (5.5%)
Federal Farm Credit Bank (FFCB), 4.875%, 9/24/2014	150,000	143,711
Federal Home Loan Bank (FHLB), 3.50%, 11/15/2007	150,000	146,081
Federal Home Loan Mortgage Corp. (FHLMC), 4.50%, 1/15/2015	150,000	139,978
Federal National Mortgage Association (FNMA), 4.0%, 9/02/2008	100,000	96,829
Federal National Mortgage Association (FNMA), 4.75%, 1/02/2007	100,000	99,569
Federal National Mortgage Association (FNMA), 5.0%, 3/15/2016	250,000	240,036
		866,204

TOTAL US GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $892,620)		866,204

SHORT TERM INVESTMENTS (5.6%)
Certificate of Deposits (1.9)
Colony Bank Inc., Ashburn, 3.85%, 09/19/2006	55,000	54,824
Community Bank GA, 3.90%, 7/28/2006	55,000	54,945
Sterling Bank, 3.85%, 9/21/2006	95,000	94,648
Treasury Bank, 3.95%, 8/07/2006	95,000	94,885
		299,302

Money Market Securities (3.7)
Federal Treasury Obligation Money Market, 4.30% **	589,002	589,002

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $889,002)		888,304

TOTAL INVESTMENTS (99.4%) (IDENTIFIED COST $14,409,476)		15,723,124

TOTAL OTHER ASSETS LESS LIABILITIES (0.6%)		91,109

TOTAL NET ASSETS (100.0%)		$15,814,233

*             Non Income Producing Security

**           Variable Rate Security; the rate shown represents the rate at June 30, 2006

ADR       American Depository Receipt

Gross appreciation (excess of value over tax cost)	1,852,323
Gross depreciation (excess of tax cost over value)	(538,675)
Net unrealized appreciation/(depreciation)	1,313,648
Cost of investments for income tax purposes	14,409,476

Schedule of Investments
CornerCap Small Cap Fund
Schedule of Investments, June 30, 2006

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (96.9%)
Aerospace & Defense (4.6%)
Armor Holdings, Inc. *	7,475	409,854
Curtiss-Wright Corp.	15,600	481,728
		891,582
Auto Components (3.9%)
American Axle & Manufacturing Holdings Inc.	19,200	328,512
ArvinMeritor, Inc.	24,650	423,733
		752,245
Building Products (7.8%)
Apogee Enterprises, Inc.	33,000	485,100
Crane Co.	15,025	625,040
ElkCorp	14,550	404,053
		1,514,193
Chemicals (3.6%)
Headwaters, Inc. *	13,050	333,558
Olin Corp.	20,000	358,600
		692,158
Commercial Banks (6.5%)
FirstMerit Corp.	17,300	362,262
Washington Federal, Inc.	17,794	412,643
Webster Financial Corp.	10,000	474,400
		1,249,305
Commercial Services & Supplies (4.4%)
ABM Industries, Inc.	25,100	429,210
John H. Harland Co.	9,600	417,600
		846,810
Communications Equipment (1.3%)
Plantronics, Inc.	11,200	248,752

Discount Retail (2.2%)
Fred’s Inc	31,850	425,198

Electronic Equipment & Instruments (9.2%)
CTS Corp.	33,500	498,815
Mettler-Toledo International Inc. *	7,400	448,218
Orbotech Ltd. *	21,300	488,409
Technitrol, Inc.	15,000	347,250
		1,782,692
Food Products (1.4%)
American Italian Pasta Co. *	32,300	276,488

Health Care Providers & Services (5.8%)
Apria Healthcare Group, Inc. *	17,032	321,905
Cooper Cos. Inc.	9,000	398,610
Dionex Corp. *	7,500	409,950
		1,130,465
Hotels, Restaurants & Leisure (2.1%)
Ruby Tuesday, Inc.	16,400	400,324

Household Durables (6.6%)
Beazer Homes USA, Inc.	6,750	309,622
Blyth, Inc.	10,450	192,907
Helen of Troy Ltd. *	24,450	449,880
Libbey Inc.	43,730	321,416
		1,273,825

Industrial Conglomerates (2.5%)
Standex International Corp.	15,600	473,460

Insurance (7.7%)
Clark, Inc.	33,550	442,860
HCC Insurance Holdings, Inc.	18,637	548,673
Reinsurance Group of America, Inc.	10,000	491,500
		1,483,033
Internet Software & Services (2.4%)
Sabre Holdings Corp.	21,200	466,400

Leisure Equipment & Products (3.7%)
K2, Inc. *	35,730	390,886
Polaris Industries, Inc.	7,500	324,750
		715,636
Machinery (2.0%)
Briggs & Stratton Corp.	12,700	395,097

Metals & Mining (2.8%)
Brush Engineered Materials, Inc. *	25,600	533,760

Oil & Gas (2.1%)
Pogo Producing Co.	8,900	410,290

Pharmaceuticals (2.3%)
Perrigo Co.	27,900	449,190

Real Estate (2.5%)
Friedman, Billings, Ramsey Group, Inc. Class A	44,350	486,520

Semiconductors & Equipment (1.7%)
Adaptec, Inc. *	75,800	328,972

Specialty Retail (2.4%)
Regis Corp.	12,850	457,589

Tobacco (1.8%)
Universal Corp.	9,500	353,590

Trucking (3.6%)
Arkansas Best Corp.	13,800	692,898

TOTAL COMMON STOCKS (IDENTIFIED COST $17,405,222)		18,730,472

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
SHORT TERM INVESTMENTS (3.1%)
Federated Treasury Obligation Money Market, 4.30% **	604,628	604,628

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $604,628)		604,628

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $18,009,850)		19,335,100

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)		5,744

TOTAL NET ASSETS (100.0%)		$19,340,844

*              Non Income Producing Security

**           Variable Rate Security; the rate shown represents the rate at June 30, 2006

ADR       American Depository Receipt

Gross appreciation (excess of value over tax cost)	3,244,778
Gross depreciation (excess of tax cost over value)	(1,931,481)
Net unrealized appreciation/(depreciation)	1,313,297
Cost of investments for income tax purposes	18,021,803

Schedule of Investments
CornerCap Contrarian Fund
Schedule of Investments, June 30, 2006

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (90.6%)
Aerospace & Defense (2.3%)
Curtiss-Wright Corp.	3,650	112,712

Auto Components (1.9%)
ArvinMeritor, Inc.	5,550	95,404

Beverages (2.0%)
Anheuser-Busch Cos, Inc.	2,200	100,298

Building Products (5.0%)
Ameron, International Corp.	2,400	160,848
ElkCorp	3,200	88,864
		249,712

Commercial Banks (6.1%)
Bank of America Corp.	2,304	110,822
The Bank of New York Co., Inc	3,100	99,820
Popular, Inc.	4,900	94,080
		304,722

Commercial Services & Supplies (1.9%)
Cendant Corp.	5,800	94,482

Communications Equipment (3.2%)
Plantronics, Inc.	3,400	75,514
UTStarcom Inc. *	10,900	84,911
		160,425
Containers & Packaging (1.9%)
Owens-Illinois Inc. *	5,600	93,856

Diversified Consumer Services (3.9%)
H&R Block, Inc.	3,800	90,668
Stewart Enterprises Inc.	17,840	102,580
		193,248
Diversified Financial Services (1.8%)
Fannie Mae	1,850	88,985

Electronic Equipment & Instruments (4.1%)
Diebold Inc.	2,400	97,488
Orbotech Ltd. *	4,600	105,478
		202,966
Food & Staples Retailing (2.5%)
Safeway, Inc.	4,700	122,200

Food Products (2.0%)
American Italian Pasta Co. *	11,800	101,008

Health Care Equipment & Supplies (1.6%)
Boston Scientific Corp. *	4,800	80,832

Health Care Providers & Services (7.2%)
Cigna Corp.	1,025	100,973
Cooper Cos. Inc.	2,100	93,009
Health Management Associates, Inc.	4,150	81,796
UnitedHealth Group, Inc.	1,800	80,604
		356,382
Household Durables (3.1%)
Helen of Troy Ltd. *	5,130	94,392
Libbey Inc.	8,000	58,800
		153,192
Industrial Conglomerates (2.1%)
Tyco International Ltd.	3,850	105,875

Insurance (6.1%)
Marsh & McLennan Co., Inc.	3,400	91,426
The St. Paul Travelers Companies, Inc.	2,500	111,450
UnumProvident Corp.	5,450	98,809
		301,685
Internet Software & Services (4.0%)
Open Text Corp. *	6,700	96,748
Sabre Holdings Corp.	4,600	101,200
		197,948
Leisure Equipment & Products (1.4%)
K2, Inc. *	6,400	70,016

Machinery(2.0%)
Crane Co.	2,400	99,840

Media (1.7%)
Gannett Co., Inc.	1,550	86,692

Metals & Mining (4.7%)
Alcoa Inc.	3,500	113,260
Brush Engineered Materials, Inc. *	5,800	120,930
		234,190
Oil & Gas (1.7%)
Pogo Producing Co.	1,850	85,285

Pharmaceuticals (3.8%)
Pfizer, Inc.	4,100	96,227
Wyeth	2,100	93,261
		189,488
Real Estate (2.3%)
Friedman, Billings, Ramsey Group, Inc. Class A	10,300	112,991

Semiconductors & Equipment (5.1%)
Adaptec, Inc. *	16,700	72,478
Intel Corp.	5,000	94,750
LSI Logic Corp. *	9,800	87,710
		254,938
Telecommunications (1.5%)
Telefonos de Mexico, S.A. de C.V. ADR	3,500	72,905

Textiles & Apparel (1.7%)
Jones Apparel Group, Inc.	2,600	82,654

Tobacco (2.0%)
Universal Corp.	2,700	100,494

TOTAL COMMON STOCKS (IDENTIFIED COST $4,449,334)		4,505,425

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
CORPORATE BONDS (4.5%)
Corporate Bond (4.5%)
Ford Motor Credit Co., 4.50%, 3/20/2009	120,000	101,424
General Motors Acceptance Corp. (GMAC), 5.25%, 8/15/2009	140,000	122,929
		224,353

TOTAL CORPORATE BONDS (IDENTIFIED COST $234,392)		224,353

SHORT TERM INVESTMENTS (4.8%)
Federated Treasury Obligations Money Market, 4.30% **	239,650	239,650

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $239,650)		239,650

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $4,923,376)		4,969,428

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)		5,468

TOTAL NET ASSETS (100.0%)		$4,974,896

*              Non Income Producing Security

**           Variable Rate Security; the rate shown represents the rate at June 30, 2006

ADR       American Depository Receipt

Gross appreciation (excess of value over tax cost)	468,644
Gross depreciation (excess of tax cost over value)	(422,592)
Net unrealized appreciation/(depreciation)	46,052
Cost of investments for income tax purposes	4,923,376

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	August 28, 2006

By:	/s/ Thomas E. Quinn
Thomas E Quinn
Chief Accounting Officer

Date:	August 28, 2006